Investment Properties - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 12,141	¥ 9,747
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment properties	12,141	9,747	¥ 3,064
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment properties	14,870	12,449	¥ 4,629
Building in process to obtain title certificates [member]
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 5,809	¥ 3,407